Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Schedule of disposal groups
The following tables summarize the financial information related to the Propane Business for the corresponding years.

Consolidated Statements of Operations

	Year Ended December 31,
	2016	2015	2014
	(in thousands)

Total revenues	$137,896	$163,583	$181,843
Costs and Expenses
Costs of sales	49,672	62,621	116,924
Direct operating expenses	51,828	55,751	51,495
Corporate expenses	9,992	12,508	12,279
Depreciation, amortization and accretion	15,936	17,261	14,709
Loss on sale of assets, net	2,182	1,060	993
Loss on impairment of goodwill	12,802	—	—
Total expenses	142,412	149,201	196,400

Operating (loss) income	(4,516)	14,382	(14,557)

Other Income(expense)
Interest expense	(36)	(43)	(61)
Other income	374	272	434
Income (loss) from discontinued operations before income tax benefit (expense)	(4,178)	14,611	(14,184)

Income tax benefit (expense)	2	(3)	(1)
Net income (loss) from discontinued operations	$(4,176)	$14,608	$(14,185)

Consolidated Balance Sheets

The current and non-current assets and liabilities of the Propane Business are as follows:

	December 31,
	2016	2015
	(in thousands)
ASSETS
Current assets
Accounts receivable, net	$13,055	$14,736
Unbilled revenue	2,736	3,506
Inventory	4,785	3,946
Other current assets	2,151	451
Total current assets of discontinued operations	22,727	22,639

Non-current assets
Property, plant and equipment, net	78,395	90,194
Goodwill	15,361	28,162
Intangible assets, net	20,212	23,041
Risk management assets	37	—
Other assets, net	27	26
Total non-current assets of discontinued operations	114,032	141,423
Total assets	$136,759	$164,062

LIABILITIES
Current liabilities
Accounts payable	$5,709	$3,148
Accrued expenses and other current liabilities	8,563	8,852
Current portion of long-term debt	47	141
Total current liabilities of discontinued operations	14,319	12,141

Non-current liabilities
Other liabilities	172	375
Total non-current liabilities of discontinued operations	172	375
Total liabilities	$14,491	$12,516

The following table summarizes other selected financial information related to the Propane Business:

	Year ended December 31,
	2016	2015	2014
	(in thousands)

Depreciation	$13,108	$14,455	$12,298
Amortization	2,828	2,806	2,411
Capital expenditures	6,549	17,503	16,398

Other operating non-cash items
Impairment of goodwill	12,802	—	—
Loss on sale of assets	2,182	1,060	993
Unrealized (gain) loss on derivative contracts, net	(1,072)	(11,764)	12,691

Selected financial information for the portion of the Blackwater business sold which is included in Loss from discontinued operations, net of tax in the consolidated statement of operations is summarized below:

	Years Ended December 31,
	2015	2014
	(in thousands)
Total revenues	$74	$474
Expenses	(196)	(658)
Impairment	—	(673)
Loss on sale of assets	(150)	(87)
Income tax benefit	192	333
Loss from discontinued operations	$(80)	$(611)

We have elected to not separately present the cash flows from operating, investing and financing activities related to the discontinued operations described above in our consolidated statements of cash flows.
Financial information for the Mid-Continent Business which is included in Loss from discontinued operations in the consolidated statement of operations is summarized below:

	Year Ended December 31,
	2016	2015	2014
	(in thousands)

Total revenues	$11,495	$429,784	$967,480
Costs and Expenses
Costs of sales	11,687	426,886	961,428
Direct operating expenses	203	2,269	2,866
Loss on impairment of goodwill and assets held for sale	—	12,909	—
Depreciation, amortization and accretion	211	2,281	2,258
(Gain) loss on sale of assets, net	(114)	119	229
Total expenses	11,987	444,464	966,781

Operating (loss) income	(492)	(14,680)	699

Other income (expense)	(47)	(271)	(366)
Income (loss) from discontinued operations before income tax expense	(539)	(14,951)	333

Income tax expense	—	—	—
Net income (loss) from discontinued operations	$(539)	$(14,951)	$333
Financial information for the Bakken Business which is included in Loss from discontinued operations, net of tax in the consolidated statement of operations is summarized below:

Year Ended December 31, 2014
(in thousands)
Total revenues	$7,865
Costs and Expenses
Cost of sales	5,254
Direct operating expenses	1,324
Corporate expenses	448
Depreciation, amortization and accretion	1,433
Loss on sale of assets, net	9,032
Total expenses	17,491

Operating loss	(9,626)

Interest expense	(4)
Other income	22
Loss from discontinued operations before income tax expense	$(9,608)

Blackwater